Segmented Information - Non-insurance companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Revenue	$ 6,614.5	$ 5,581.6
Expenses	(6,568.7)	(5,520.9)
Interest and dividends	1,681.6	828.3
Share of profit (loss) of associates	1,022.2	1,022.4
Operating income (loss)	5,707.4	4,145.4
Non-insurance companies
Segmented Information
Revenue	6,614.5	5,581.6
Expenses	(6,568.7)	(5,520.9)
Interest and dividends	(76.1)	26.6
Share of profit (loss) of associates	941.5	984.3
Operating income (loss)	121.9	221.3
Non-insurance companies | Other | Farmers Edge
Segmented Information
Impairment loss recognised in profit or loss, goodwill	63.5	133.4
Operating segments | Non-insurance companies
Segmented Information
Revenue	6,614.5	5,581.6
Expenses	(6,568.7)	(5,520.9)
Pre-tax income (loss) before interest expense and other	45.8	60.7
Interest and dividends	(76.1)	26.6
Share of profit (loss) of associates	152.2	134.0
Operating income (loss)	121.9	221.3
Operating segments | Non-insurance companies | Restaurants and retail
Segmented Information
Revenue	1,772.3	1,710.3
Expenses	(1,690.7)	(1,582.2)
Pre-tax income (loss) before interest expense and other	81.6	128.1
Interest and dividends	9.9	9.9
Share of profit (loss) of associates		(0.1)
Operating income (loss)	91.5	137.9
Operating segments | Non-insurance companies | Fairfax India
Segmented Information
Revenue	263.3	216.7
Expenses	(251.4)	(208.1)
Pre-tax income (loss) before interest expense and other	11.9	8.6
Interest and dividends	(87.4)	21.4
Share of profit (loss) of associates	151.1	132.0
Operating income (loss)	75.6	162.0
Operating segments | Non-insurance companies | Thomas Cook India
Segmented Information
Revenue	941.6	611.0
Expenses	(906.5)	(600.8)
Pre-tax income (loss) before interest expense and other	35.1	10.2
Share of profit (loss) of associates	(0.1)	0.3
Operating income (loss)	35.0	10.5
Operating segments | Non-insurance companies | Other
Segmented Information
Revenue	3,637.3	3,043.6
Expenses	(3,720.1)	(3,129.8)
Pre-tax income (loss) before interest expense and other	(82.8)	(86.2)
Interest and dividends	1.4	(4.7)
Share of profit (loss) of associates	1.2	1.8
Operating income (loss)	$ (80.2)	$ (89.1)